Changes in Liabilities Arising from Financial Activities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Bank Loans Financial Liability Roll Forward
The change in bank loans balances is detailed as follows:
BANK LOANS FINANCIAL LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2020	2019
Opening balance at January 1,	229	510
New bank loans	—	—
Payments	(192)	(281)

Closing balance at December 31,	37	229

Summary of Finance Leases Financial Liability Roll Forward
The change in lease liability balances is detailed as follows:
LEASES FINANCIAL LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2020	2019
Opening balance at January 1,	4 134	1 136
New leases 1	723	4204
Payments	(1 255)	(1 206)

Closing balance at December 31,	3 602	4 134

1	Includes the effects of first-time application of IFRS 16 on leases using the modified retrospective approach, effective January 1, 2019 which amounts to €3.9 million as of January 1, 2019.

Summary of Recoverable Cash Advance Liability Roll Forward
The change in recoverable cash advance liability balances is detailed as follows:
RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2020	2019
Opening balance at January 1,	4 484	3 140
Repayments	(246)	(256)
Proceeds - Liability component	1 284	1 481
Remeasurement	(933)	120

Closing balance at December 31,	4 590	4 484